Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets
Intangible assets consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Patents	$432	$430
Less accumulated amortization	(217)	(172)
	$215	$258
The weighted average useful life of the intangible assets was 9.87 years. For the year ended December 31, 2021 and 2020, amortization expense was $0.0 million.